Lease Liabilities - Summary of Undiscounted Cash Flows For Finance Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finance Lease, Liability, Payment, Due [Abstract]
October 1 to December 31, 2021	$ 2,053
2022	7,650
2023	5,917
2024	5,367
2025	3,686
Thereafter	2,364
Total minimum lease payments	27,037
Less: Amount of lease payments representing interest	2,604
Present value of future minimum lease payments	24,433	$ 15,574
Less: Current portion of finance lease liabilities	6,966	3,265
Non-current obligations under finance leases	$ 17,467	$ 12,309